SUMMARY OF IMPAIRED LOANS	12 Months Ended
Dec. 31, 2015
Summary Of Impaired Loans [Abstract]
Summary Of Impaired Loans [Text Block]
NOTE 5   SUMMARY OF IMPAIRED LOANS

Loans evaluated for impairment include loans classified as troubled debt restructurings and non-performing multi-family, commercial and construction loans. The following tables set forth certain information regarding the Corporation’s impaired loans, segregated by those for which a specific allowance was required and those for which a specific allowance was not necessary at December 31, 2015, 2014 and 2013.

		Unpaid
	Recorded	Principal	Related
December 31, 2015	Investment	Balance	Allowance
	(In thousands)
With no related allowance recorded:
Commercial operating	$675	$932	$0
Commercial real estate, 1-4 family	0	0	0
Commercial real estate, other	2,483	2,601	0
Subtotal	$3,158	$3,533	$0

With an allowance recorded:
Commercial operating	$118	$118	$2
Commercial real estate, 1-4 family	1,402	1,402	73
Commercial real estate, other	194	194	1
Subtotal	$1,714	$1,714	$76

Total	$4,872	$5,247	$76

		Unpaid
	Recorded	Principal	Related
December 31, 2014	Investment	Balance	Allowance
	(In thousands)
With no related allowance recorded:
Commercial operating	$0	$0	$0
Commercial real estate, 1-4 family	0	0	0
Commercial real estate, other	1,942	1,942	0
Subtotal	$1,942	$1,942	$0

With an allowance recorded:
Commercial operating	$797	$919	$128
Commercial real estate, 1-4 family	1,614	1,614	132
Commercial real estate, other	1,475	1,475	42
Subtotal	$3,886	$4,008	$302

Total	$5,828	$5,950	$302

		Unpaid
	Recorded	Principal	Related
December 31, 2013	Investment	Balance	Allowance
	(In thousands)
With no related allowance recorded:
Commercial operating	$66	$66	$0
Commercial real estate, 1-4 family	54	54	0
Commercial real estate, other	6,876	6,876	0
Subtotal	$6,996	$6,996	$0

With an allowance recorded:
Commercial operating	$967	$967	$111
Commercial real estate, 1-4 family	1,679	1,679	232
Commercial real estate, other	1,282	1,282	181
Subtotal	$3,928	$3,928	$524

Total	$10,924	$10,924	$524

A loan is considered impaired, in accordance with the impairment accounting guidance (ASC 310-10-35), when based on current information and events, it is probable the Corporation will be unable to collect all amounts due from the borrower in accordance with the contractual terms of the loan. Impaired loans include non-performing commercial loans but also include loans modified in troubled debt restructurings where concessions have been granted to borrowers experiencing financial difficulties.

Impaired loans with no related allowance recorded at December 31, 2015, increased 62.6% or $1,216,000 from December 31, 2014, compared to a decrease of 72.2% or $5,054,000 from year-end 2013. Impaired loans with a specified reserve recorded at December 31, 2015, decreased 55.9% or $2,172,000 from December 31, 2014, compared to a decrease of 1.1% or $42,000 from year-end 2013. Total impaired loans at December 31, 2015, decreased 16.4% or $956,000 from December 31, 2014, compared to a decrease of 46.7% or $5,096,000 from December 31, 2013. The decrease in impaired loans during 2015 was primarily due to the write-down of specified reserves on two loans as well as monthly payments received on account. The decrease in impaired loans during 2014 was largely due to an upgrade and removal from TDR status of one commercial credit of $2,108,000 and the transfer of foreclosed property from three loans to OREO, in the amount of $2,220,000. The specified reserve related to impaired loans totaled $76,000 at December 31, 2015, compared to specified reserves of $302,000 and $524,000 at December 31, 2014 and 2013, respectively.

The following tables present the average recorded investment in impaired loans and the amount of interest income recognized on a cash basis for impaired loans after impairment by portfolio segment and class for the periods indicated.

	No Related		With Related
	Allowance Recorded		Allowance Recorded		Total
	Average	Total Interest	Average	Total Interest	Average	Total Interest
(In thousands)	Recorded	Income	Recorded	Income	Recorded	Income
	Investment	Recognized	Investment	Recognized	Investment	Recognized
December 31, 2015
Commercial:
Operating	$773	$0	$121	$7	$894	$7
Real estate, 1-4 family	0	0	1,416	60	1,416	60
Real estate, other	3,027	192	199	12	3,226	204
Total	$3,800	$192	$1,736	$79	$5,536	$271

December 31, 2014
Commercial:
Operating	$0	$0	$821	$8	$821	$8
Real estate, 1-4 family	0	0	1,649	68	1,649	68
Real estate, other	3,610	158	1,526	94	5,136	252
Total	$3,610	$158	$3,996	$170	$7,606	$328

December 31, 2013
Commercial:
Operating	$66	$3	$990	$8	$1,056	$11
Real estate, 1-4 family	54	2	1,696	63	1,750	65
Real estate, other	6,125	145	1,300	14	7,425	159
Total	$6,245	$150	$3,986	$85	$10,231	$235